Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (51,300)	$ (40,425)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	23,998	13,650
Loss on Assets Held-for-sale	9,626	0
Change in fair value of contingent consideration	9,179	1,174
Non-cash interest expense	776	2,185
Share-based compensation	21,708	23,626
Deferred income taxes and other tax liabilities	(977)	1,115
Undistributed Loss of Equity Method Investments	3,179	383
Foreign currency transactions gain	(2,136)	(6,974)
Provision for Doubtful Accounts	1,043	422
Gain on previously held shares in CASEE	(6,028)	0
Change in operating assets and liabilities:
Trade receivables and accrued contract receivables	(33,263)	(6,000)
Prepayments and other current assets	5,485	(33,362)
Other assets	(5)	(207)
Accounts payable and other accrued liabilities	16,685	(15,143)
Deferred revenue and government grant income	6,226	3,869
Net cash generated by (used in) operating activities	4,196	(55,687)
Cash flow from investing activities:
Purchase of property and equipment	(9,414)	(1,385)
Investments in software development and purchased software	(38,727)	(21,729)
Investment in subsidiaries and equity method investments, net of cash acquired	(9,507)	(9,268)
Net cash used in investing activities	(57,648)	(32,382)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	1,333	273,780
Proceeds from borrowings and debt financing	13,282	917
Repayment of borrowings	(9,514)	(63,720)
Net cash generated from financing activities	5,101	210,977
Effect of change in foreign exchange rates	2,083	127
Net increase (decrease) in cash and cash equivalents	(46,268)	123,035
Cash and cash equivalents at beginning of period	75,765	17,354
Cash and cash equivalents at end of period	29,497	140,389
Supplemental cash flow information:
Interest paid	805	6,544
Income taxes paid	1,700	432
Non-cash investing and financing activities:
Issuance of share in connection with business combination	$ 21,918	$ 0